General and administrative expenses (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
General and Administrative Expenses [Abstract]
Rent	$ 121,875	$ 87,122
Office expenses	356,544	236,949
Legal and professional	505,522	264,969
Consulting fees	436,577	143,265
Investor relations	146,531	90,058
Salaries	345,626	152,854
General and administrative expenses	$ 1,912,675	$ 975,217